UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-21247
                                    --------------------------------------------

                      BNY/Ivy Multi-Strategy Hedge Fund LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       One Wall Street New York, NY 10286
--------------------------------------------------------------------------------
(Address of principal executive                                     (Zip code)
offices)
                                  Joseph Murphy
                              BNY Asset Management
                                 200 Park Avenue
                               New York, NY 10166
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-635-4788
                                                    ---------------------

Date of fiscal year end: March 31, 2009
                         --------------------

Date of reporting period:  June 30, 2008
                           ------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2008 (Unaudited)

                                                         Initial
                                                       Acquisition                                    Fair
PORTFOLIO FUNDS - 97.4%                                   Date                 Cost                   Value      Liquidity*
                                                       -----------             ----                   -----      ----------

RELATIVE VALUE - 34.4%

MULTI-STRATEGY - 31.5%

Aristeia Partners, LP                                        2/01/08        $ 5,000,000             $ 5,174,842  Annually
Basso Multi-Strategy Fund, LP                               12/01/07          4,000,000               3,985,454  Quarterly
Brevan Howard, LP, Series B                                  4/01/08          4,400,000               4,420,570  Monthly
Elliot Associates, LP                                        4/01/03          4,600,000              10,311,743  Semi-annually
HBK Fund, LP, Class C                                        4/01/07          1,667,050               1,515,217  Quarterly
Investcorp Interlachen Multi-Strategy Fund LLC+              2/01/08          5,000,000               5,434,050  Quarterly
OZ Domestic Partners II, LP                                  2/01/04          3,650,000               7,060,481  Annually
Stark Investments, LP++                                      4/01/03          5,300,000               8,686,659  Annually
SuttonBrook Capital Partners, LP                             1/01/07          5,500,000               5,434,838  Quarterly
                                                                            -----------             -----------
                                                                             39,117,050              52,023,854
                                                                            -----------             -----------

STATISTICAL ARBITRAGE - 2.9%

Bogle Investment Fund, LP                                   10/01/07          5,000,000               4,825,051  Quarterly
                                                                            -----------             -----------


TOTAL RELATIVE VALUE                                                         44,117,050              56,848,905
                                                                            -----------             -----------

EQUITY - 32.1%

GLOBAL - 2.7%

Kingdon Associates                                           4/01/04          1,500,000               4,452,663  Quarterly
                                                                            -----------             -----------

REAL ESTATE - 4.3%

Wesley Capital QP, LP                                       10/01/05          5,500,000               7,148,289  Quarterly
                                                                            -----------             -----------

TECHNOLOGY - 3.1%

Criterion Institutional Partners, LP                        10/01/05          2,150,000               5,091,948  Quarterly
                                                                            -----------             -----------

UNITED STATES - 22.0%

Cobalt Partners, LP                                          1/01/07          3,250,000               3,951,640   Semi-annually
Eminence Partners, LP+                                       1/01/07          3,250,000               3,829,090   Semi-annually
JANA Partners Qualified, LP, Class A                        10/01/06          5,500,000               6,607,220   Quarterly
Perry Partners, LP                                           4/01/03          2,254,000               5,599,272   Annually




--------------------------------------------------------------------------------
See notes to quarterly portfolio of investments.

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
June 30, 2008 (Unaudited)

                                                         Initial
                                                       Acquisition                                    Fair
PORTFOLIO FUNDS (CONTINUED)                               Date                 Cost                   Value         Liquidity*
                                                       -----------             ----                   -----         ----------


EQUITY (CONTINUED)

UNITED STATES (CONTINUED)

Pershing Square, LP, Option 1+                              8/01/06         $  6,500,000              $  8,852,696  Annually
PFM Diversified Fund, LP, Class A                           1/01/05            4,600,000                 7,498,817  Quarterly
                                                                            ------------              ------------
                                                                              25,354,000                 36,338,735
                                                                            ------------              ------------

TOTAL EQUITY                                                                  34,504,000                53,031,635
                                                                            ------------              ------------

EVENT DRIVEN - 27.8%

DISTRESSED - 13.6%

Cerberus Partners, LP                                       4/01/03            3,650,000                 7,963,513  Semi-annually
King Street Capital, LP++                                   4/01/03            3,600,000                 8,033,282  Quarterly
Longacre Capital Partners (QP), LP                          4/01/03            2,600,000                 6,492,731  Quarterly
                                                                            ------------              ------------
                                                                               9,850,000                22,489,526
                                                                            ------------              ------------

MULTI-STRATEGY-SPECIAL SITUATIONS - 14.2%

Davidson Kempner Partners                                   4/01/03            4,700,000                 7,891,618  Annually
Deephaven Event Fund LLC                                   11/01/05              348,868                 1,273,991  Annually
Mason Capital, LP                                           1/01/08            4,500,000                 4,406,823  Annually
Merced Partners Limited Partnership++                       4/01/03            1,950,000                 3,744,105  Annually
Scoggin Capital Management, LP II                           2/01/06            4,550,000                 6,236,553  Annually
                                                                            ------------              ------------
                                                                              16,048,868                23,553,090
                                                                            ------------              ------------

TOTAL EVENT DRIVEN                                                            25,898,868                46,042,616
                                                                            ------------              ------------

CREDIT - 3.1%

LONG / SHORT CREDIT - 3.1%

Brigade Leveraged Capital Structures Fund, LP               4/01/08            5,000,000                 5,119,116  Quarterly
                                                                            ------------              ------------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS - 97.4%                                 109,519,918               161,042,272
                                                                            ------------              ------------

MONEY MARKET FUND - 2.1%

Federated Prime Obligations Fund - 2.30%**                                     3,539,786                 3,539,786
                                                                            ------------              ------------





--------------------------------------------------------------------------------
See notes to quarterly portfolio of investments.

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------

June 30, 2008 (Unaudited)

                                                                                                                          Fair
                                                                                             Cost                         Value
                                                                                             ----                         -----

TOTAL INVESTMENTS - 99.5%                                                                  $113,059,704                 $164,582,058
Other Assets, Less Liabilities - 0.5%                                                                                        805,132
                                                                                                                        ------------
MEMBERS' CAPITAL - 100.0%                                                                                               $165,387,190
                                                                                                                        ============




--------------------------------------------------------------------------------
* Available frequency of redemption after initial lock-up period. Other liquidity restrictions may apply.

** Represents annualized 7-day yield at June 30, 2008.

+  Liquidity restricted.

++ A portion of this Portfolio Fund is held in side pockets, which have restricted liquidity.

Detailed information about the Portfolio Funds is not available. The percentage shown for each investment strategy reflects the value in total category as a percentage of members' capital.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:


                                                                                                                      Investments
Valuation Inputs                                                                                                     in Securities
---------------------------------------------                                                                        -------------

Level 1- Quoted Prices                                                                                                $          -
Level 2- Other Significant Observable Inputs                                                                             3,539,786
Level 3- Significant Unobservable Inputs                                                                               161,042,272
                                                                                                                      ------------
Total                                                                                                                 $164,582,058
                                                                                                                      ============

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                                                      Investments
                                                                                                                     in Securities
-------------------------------------------------                                                                    -------------
Balance as of 3/31/08                                                                                                 $159,139,638
Realized gain (loss)                                                                                                     1,519,192
Change in unrealized appreciation (depreciation)                                                                         1,451,586
Net purchases (sales)                                                                                                   (1,068,144)
Transfers in and/or out of Level 3                                                                                               -
                                                                                                                      ------------
Balance as of 6/30/08                                                                                                 $161,042,272
-------------------------------------------------                                                                     ============




--------------------------------------------------------------------------------
See notes to quarterly portfolio of investments.

ITEM 2.  CONTROLS AND PROCEDURES.

a) Based on their evaluation on August 22, 2008, the President (principal executive officer) and the Treasurer (principal financial officer) of the BNY/Ivy Multi-Strategy Hedge Fund LLC (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or BNY Investment Advisors (the "Adviser"), the investment adviser, or Ivy Asset Management Corp. ("Ivy"), the investment manager, or The Bank of New York (the "Administrator"), administrator of the Fund, or BNY Hamilton Distributors, a subsidiary of Foreside Financial Group, LLC ("Foreside") which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or Adviser or Foreside on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of the Adviser, Foreside, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the Adviser's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the Adviser's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the Adviser during such period.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY/Ivy Multi-Strategy Hedge Fund LLC
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By:   /s/ Joseph Murphy
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          Joseph Murphy
          President

Date: August 22, 2008
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Joseph Murphy
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          Joseph Murphy
          President

Date: August 22, 2008
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By:   /s/ Guy Nordahl
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          Guy Nordahl
          Treasurer

Date: August 22, 2008
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